Exploration Expense - Summary of exploration expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total exploration expense	$ (60.6)	$ (49.7)	$ (84.4)
Australia
Disclosure of geographical areas [line items]
Total exploration expense	(21.3)	(16.9)	(30.0)
Ghana
Disclosure of geographical areas [line items]
Total exploration expense	(9.6)	0.0	0.0
Peru
Disclosure of geographical areas [line items]
Total exploration expense	(1.6)	(1.4)	(4.4)
Chile
Disclosure of geographical areas [line items]
Total exploration expense	(27.2)	(30.1)	(49.1)
Other
Disclosure of geographical areas [line items]
Total exploration expense	$ (0.9)	$ (1.3)	$ (0.9)